Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Property and equipment, net of accumulated depreciation	$ 60,536	$ 43,180	$ 11,608
Intangibles, net of accumulated amortization	$ 9,000	$ 8,768	$ 7,432
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	5,000,000	5,000,000	5,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	50,000,000	50,000,000	50,000,000
Common stock, issued	14,845,618	14,767,250	13,841,500
Common stock, outstanding	14,845,618	14,767,250	13,841,500